PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio
PowerShares Fundamental Pure Small Growth Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Small Growth Index
(the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Small Growth Portfolio
Management Fees	[1]	0.29%
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses	[1]	0.45%
Fee Waivers and Expense Assumption	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	0.39%
[1]	The fee and expense information in the table has been restated to reflect current fees and expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or assume expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental Pure Small Growth Portfolio	40	138	246	561

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the
Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small growth" U.S. companies (including real estate investment trusts ("REITs")), as classified by Research Affiliates, LLC
("Research Affiliates®" or the "Index Provider"), based on the Index Provider's
Fundamental Index® methodology. The Index Provider selects the common stocks to be included in the Underlying Index from a universe comprised of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in the selection of the common stocks, the Index
Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding).
The Index Provider uses the following fundamental measures to select common stocks for inclusion in the Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small."
The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The "small" size group is then further divided by the Index Provider into "growth," "core" or "value"
subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The
Underlying Index is comprised only of those common stocks classified by the
Index Provider as both "small" and "growth." The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally small companies.
The Fund considers "fundamentally small" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name signifies a particular type of style (i.e., "growth," "core" or "value") investing, where a particular stock is classified as one of "growth," "core" or "value." Whereas traditionally "growth"
funds in the marketplace have in practice also included some stocks that would be considered "core" or "value" stocks in their portfolios, the Fund, in tracking the Underlying Index, intends to principally invest in "growth" stocks.
Accordingly, the Fund's "pure growth" portfolio will differ from a traditional
"growth" portfolio because the Fund's portfolio generally will not include
"core" or "value" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the consumer discretionary, financial services and information technology sectors. The consumer discretionary sector includes companies that are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including, but not limited to, household durables, leisure products and services, apparel and luxury goods, computers and electronics, automobiles and auto components, hotel and restaurant services and television and other entertainment goods and services. The financial services sector includes companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. The information technology sector includes companies that are principally engaged in the business of providing information technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors, and communication technologies. Sector allocation is not a factor in the construction of the
Underlying Index and, accordingly, the Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Common Stock Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Growth Investing Style Risk. The market values of "growth" common stocks may be more volatile than other types of investments. The returns on "growth" common stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Information Technology Sector Risk. The market value of securities of issuers in the information technology sector can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed.

Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the three months ended March 31, 2011 was 14.33%.

        Best Quarter                    Worst Quarter
18.01% (4th Quarter 2010)       (23.82)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap Growth IntellidexSM
Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI®
Fundamental Small Growth Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Fundamental Pure Small Growth Portfolio	Return Before Taxes	35.51%	0.23%	3.45%	Mar. 03, 2005
PowerShares Fundamental Pure Small Growth Portfolio After Taxes on Distributions	Return After Taxes on Distributions	35.51%	0.18%	3.40%	Mar. 03, 2005
PowerShares Fundamental Pure Small Growth Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	23.08%	0.17%	2.94%	Mar. 03, 2005
PowerShares Fundamental Pure Small Growth Portfolio S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.66%	2.63%	3.73%	Mar. 03, 2005
PowerShares Fundamental Pure Small Growth Portfolio S&P Citigroup Small Cap Growth Index	S&P Citigroup Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	30.19%	4.74%	7.00%	Mar. 03, 2005
PowerShares Fundamental Pure Small Growth Portfolio Russell 2000 ® Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	31.04%	4.34%	7.14%	Mar. 03, 2005
PowerShares Fundamental Pure Small Growth Portfolio Dynamic Small Cap Growth Intellidex SM Index	Dynamic Small Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	36.56%	1.02%	4.20%	Mar. 03, 2005